Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Table Text Block]
		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2014	$—	—	$—
Additions	352,433	3,267	355,700
Historical cost December 31, 2015	352,433	3,267	355,700
Depreciation for the year	(2,422)	(200)	(2,622)
Accumulated depreciation December 31, 2015	(2,422)	(200)	(2,622)
Vessels, net, December 31, 2015	350,011	3,067	353,078

Historical cost December 31, 2015	352,433	3,267	355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net, December 31, 2016	$340,324	2,267	$342,591